Schedule of components of provisions for income tax (expense)/benefit (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense/(benefit)		¥ (5)	¥ 458
Deferred income tax expense/(benefit)		10,583	(5,859)
Income tax expense/(benefit)	$ 1,559	¥ 10,578	¥ (5,401)